SHAREHOLDERS' EQUITY (Details 2) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 14, 2020	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Related Party Transaction [Line Items]
Shares issued and Redeemable, Beginning of the period		$ (336,777,697)
Net Income (Loss)		(26,105,114)	$ (279,266,058)	$ (188,840,766)
Equity Component on Debt and Debt Modification		4,055,133	5,331,969
Deferred Tax Impact on Conversion Feature		$ (1,210,052)
Redemption of MedMen Crop Redeemable Shares		(75,460,832)
[custom:RedeemablesNoncontrollingInterestEquityCarryingAmount-2]		$ (435,498,562)	(336,777,697)
Shares issued and Redeemable, Beginning of the period		(336,777,697)	(31,867,405)	85,728,414
Cash Contributions from Non-Controlling Members			$ (310,633)	$ 290,000
Stock Grant for Compensation			35,157
Redemption of MedMen Crop Redeemable Shares			(32,192,800)	7,683,232
Share-Based Compensation			$ 1,492,073	$ 12,845,773
Shares issued and Redemption, End of the period			(336,777,697)	(31,867,405)
Conversion of Convertible Debentures	$ 468,564	32,744,770		3,802,381
Asset Acquisitions				41,154,986
Fair Value of Warrants Issued for Debt				$ 13,590,104
Issuance of Equity for the Repayment of Notes Payable				6,759,125
Exercise of Warrants				$ 8,521,268
Other Assets				343,678
Acquisition Costs				597,320
Acquisition of Non-Controlling Interest				96,549
Redemption of LLC Redeemable Units				(24,439,469)
Other Non Controlling Interests [Member]
Related Party Transaction [Line Items]
Net Income (Loss)		(30,614,859)
Equity Component on Debt and Debt Modification		4,055,133
Deferred Tax Impact on Conversion Feature		$ (1,210,052)
Redemption of MedMen Crop Redeemable Shares		(75,460,832)
Venice Caregivers Foundation, Inc. [Member]
Related Party Transaction [Line Items]
Shares issued and Redeemable, Beginning of the period		$ (5,925,185)
Net Income (Loss)		1,504,096	(6,132,528)	(5,563,148)
Equity Component on Debt and Debt Modification
Deferred Tax Impact on Conversion Feature
Redemption of MedMen Crop Redeemable Shares
[custom:RedeemablesNoncontrollingInterestEquityCarryingAmount-2]		$ (4,421,089)	(5,925,185)
Shares issued and Redeemable, Beginning of the period		(5,925,185)	207,343	5,770,491
Cash Contributions from Non-Controlling Members
Stock Grant for Compensation
Redemption of MedMen Crop Redeemable Shares
Share-Based Compensation
Shares issued and Redemption, End of the period			(5,925,185)	207,343
Conversion of Convertible Debentures
Asset Acquisitions
Fair Value of Warrants Issued for Debt
Issuance of Equity for the Repayment of Notes Payable
Exercise of Warrants
Other Assets
Acquisition Costs
Acquisition of Non-Controlling Interest
Redemption of LLC Redeemable Units
LAX Fund 2 Group, L.L.C [Member]
Related Party Transaction [Line Items]
Shares issued and Redeemable, Beginning of the period		(6,070,327)
Net Income (Loss)		(2,422,184)	(3,777,079)	(5,264,296)
Equity Component on Debt and Debt Modification
Deferred Tax Impact on Conversion Feature
Redemption of MedMen Crop Redeemable Shares
[custom:RedeemablesNoncontrollingInterestEquityCarryingAmount-2]		$ (8,492,511)	(6,070,327)
Shares issued and Redeemable, Beginning of the period		(6,070,327)	(2,293,248)	2,971,048
Cash Contributions from Non-Controlling Members
Stock Grant for Compensation
Redemption of MedMen Crop Redeemable Shares
Share-Based Compensation
Shares issued and Redemption, End of the period			(6,070,327)	(2,293,248)
Conversion of Convertible Debentures
Asset Acquisitions
Fair Value of Warrants Issued for Debt
Issuance of Equity for the Repayment of Notes Payable
Exercise of Warrants
Other Assets
Acquisition Costs
Acquisition of Non-Controlling Interest
Redemption of LLC Redeemable Units
Natures Cure, Inc. [Member]
Related Party Transaction [Line Items]
Shares issued and Redeemable, Beginning of the period		6,779,627
Net Income (Loss)		5,427,833	3,143,437	3,345,828
Equity Component on Debt and Debt Modification
Deferred Tax Impact on Conversion Feature
Redemption of MedMen Crop Redeemable Shares
[custom:RedeemablesNoncontrollingInterestEquityCarryingAmount-2]		$ 12,207,460	6,779,627
Shares issued and Redeemable, Beginning of the period		6,779,627	3,636,190	290,362
Cash Contributions from Non-Controlling Members
Stock Grant for Compensation
Redemption of MedMen Crop Redeemable Shares
Share-Based Compensation
Shares issued and Redemption, End of the period			6,779,627	3,636,190
Conversion of Convertible Debentures
Asset Acquisitions
Fair Value of Warrants Issued for Debt
Issuance of Equity for the Repayment of Notes Payable
Exercise of Warrants
Other Assets
Acquisition Costs
Acquisition of Non-Controlling Interest
Redemption of LLC Redeemable Units
Other Non Controlling Interests [Member]
Related Party Transaction [Line Items]
Shares issued and Redeemable, Beginning of the period		(331,561,812)
Net Income (Loss)			(272,499,888)	(181,955,438)
Equity Component on Debt and Debt Modification			5,331,969
[custom:RedeemablesNoncontrollingInterestEquityCarryingAmount-2]		(434,792,422)	(331,561,812)
Shares issued and Redeemable, Beginning of the period		$ (331,561,812)	(33,417,690)	77,389,350
Cash Contributions from Non-Controlling Members			$ (310,633)	$ 290,000
Stock Grant for Compensation			35,157
Redemption of MedMen Crop Redeemable Shares			(32,192,800)	7,683,232
Share-Based Compensation			$ 1,492,073	$ 12,845,773
Shares issued and Redemption, End of the period			(331,561,812)	(33,417,690)
Conversion of Convertible Debentures				3,802,381
Asset Acquisitions				41,154,986
Fair Value of Warrants Issued for Debt				$ 13,590,104
Issuance of Equity for the Repayment of Notes Payable				6,759,125
Exercise of Warrants				$ 8,521,268
Other Assets				343,678
Acquisition Costs				597,320
Acquisition of Non-Controlling Interest
Redemption of LLC Redeemable Units				(24,439,469)
Farmacy Collective and The Source Santa Ana [Member]
Related Party Transaction [Line Items]
Net Income (Loss)				596,288
Shares issued and Redeemable, Beginning of the period				(692,837)
Cash Contributions from Non-Controlling Members
Redemption of MedMen Crop Redeemable Shares
Share-Based Compensation
Shares issued and Redemption, End of the period
Conversion of Convertible Debentures
Asset Acquisitions
Fair Value of Warrants Issued for Debt
Issuance of Equity for the Repayment of Notes Payable
Exercise of Warrants
Other Assets
Acquisition Costs
Acquisition of Non-Controlling Interest				96,549
Redemption of LLC Redeemable Units